Tidal Trust II
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

October 30, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust II (the “Trust”) File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Defiance Daily Target 2X Long AEO ETF, Defiance Daily Target 2X Long BLSH ETF, Defiance Daily Target 2X Long DASH ETF and Defiance Daily Target 2X Long MRNA ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective October 27, 2025, and filed electronically as Post-Effective Amendment No. 455 to the Trust’s Registration Statement on Form N-1A on October 27, 2025.

If you have any questions or require further information, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Sincerely,

/s/John Hadermayer

John Hadermayer
SVP of Legal Services
Tidal Investments LLC